UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     July 25, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $414,869 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11333   211637 SH       SOLE                   211637        0        0
ALTRIA GROUP INC               COM              02209S103      457     6517 SH       SOLE                     6517        0        0
AMERICAN INTL GROUP INC        COM              026874107      337     4818 SH       SOLE                     4818        0        0
APPLERA CORP                   COM AP BIO GRP   038020103     9207   301489 SH       SOLE                   301489        0        0
APPLIED MATLS INC              COM              038222105     8714   438571 SH       SOLE                   438571        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    10195   210330 SH       SOLE                   210330        0        0
BANK OF AMERICA CORPORATION    COM              060505104      389     7965 SH       SOLE                     7965        0        0
BAXTER INTL INC                COM              071813109    16026   284457 SH       SOLE                   284457        0        0
BOSTON BEER INC                CL A             100557107      528    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104      961    13326 SH       SOLE                    13326        0        0
BROADCOM CORP                  CL A             111320107      224     7668 SH       SOLE                     7668        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      298     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      345     8891 SH       SOLE                     8891        0        0
CAPITAL ONE FINL CORP          COM              14040H105      314     4000 SH       SOLE                     4000        0        0
CHEVRON CORP NEW               COM              166764100    12680   150522 SH       SOLE                   150522        0        0
CINTAS CORP                    COM              172908105    10213   259003 SH       SOLE                   259003        0        0
CISCO SYS INC                  COM              17275R102    13550   486539 SH       SOLE                   486539        0        0
CITIGROUP INC                  COM              172967101    10598   206631 SH       SOLE                   206631        0        0
COBIZ INC                      COM              190897108      313    17270 SH       SOLE                    17270        0        0
COOPER INDS LTD                CL A             G24182100      343     6000 SH       SOLE                     6000        0        0
COSTCO WHSL CORP NEW           COM              22160K105    10857   185527 SH       SOLE                   185527        0        0
CVS CAREMARK CORPORATION       COM              126650100     9485   260210 SH       SOLE                   260210        0        0
DOLLAR TREE STORES INC         COM              256747106      658    15103 SH       SOLE                    15103        0        0
DONALDSON INC                  COM              257651109      223     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103      383     8662 SH       SOLE                     8662        0        0
EXXON MOBIL CORP               COM              30231G102    14962   178375 SH       SOLE                   178375        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      303     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    14559   380336 SH       SOLE                   380336        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1679    95266 SH       SOLE                    95266        0        0
HALLIBURTON CO                 COM              406216101    10355   300138 SH       SOLE                   300138        0        0
HEWLETT PACKARD CO             COM              428236103    14549   326059 SH       SOLE                   326059        0        0
HOME DEPOT INC                 COM              437076102     9216   234199 SH       SOLE                   234199        0        0
HONEYWELL INTL INC             COM              438516106    15710   279128 SH       SOLE                   279128        0        0
ILLINOIS TOOL WKS INC          COM              452308109      325     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      445    18750 SH       SOLE                    18750        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      201     1905 SH       SOLE                     1905        0        0
ISHARES TR                     S&P 500 INDEX    464287200      984     6540 SH       SOLE                     6540        0        0
JOHNSON & JOHNSON              COM              478160104      827    13434 SH       SOLE                    13434        0        0
JP MORGAN CHASE & CO           COM              46625H100    12552   259072 SH       SOLE                   259072        0        0
KIMBERLY CLARK CORP            COM              494368103    11067   165440 SH       SOLE                   165440        0        0
LAUDER ESTEE COS INC           CL A             518439104      350     7695 SH       SOLE                     7695        0        0
LEGG MASON INC                 COM              524901105    11028   112092 SH       SOLE                   112092        0        0
LEHMAN BROS HLDGS INC          COM              524908100    11265   148611 SH       SOLE                   148611        0        0
LINCOLN NATL CORP IND          COM              534187109    12851   181130 SH       SOLE                   181130        0        0
LIZ CLAIBORNE INC              COM              539320101     9462   253667 SH       SOLE                   253667        0        0
MERRILL LYNCH & CO INC         COM              590188108      492     5891 SH       SOLE                     5891        0        0
MICROSOFT CORP                 COM              594918104      447    15151 SH       SOLE                    15151        0        0
MONSANTO CO NEW                COM              61166W101      264     3917 SH       SOLE                     3917        0        0
MOTOROLA INC                   COM              620076109     8721   492753 SH       SOLE                   492753        0        0
NORFOLK SOUTHERN CORP          COM              655844108      275     5233 SH       SOLE                     5233        0        0
NORTHROP GRUMMAN CORP          COM              666807102    12681   162855 SH       SOLE                   162855        0        0
OFFICE DEPOT INC               COM              676220106     9140   301671 SH       SOLE                   301671        0        0
PEPSICO INC                    COM              713448108     1267    19541 SH       SOLE                    19541        0        0
PFIZER INC                     COM              717081103     8265   323237 SH       SOLE                   323237        0        0
PRAXAIR INC                    COM              74005P104    13608   189026 SH       SOLE                   189026        0        0
PROCTER & GAMBLE CO            COM              742718109     1024    16730 SH       SOLE                    16730        0        0
QUALCOMM INC                   COM              747525103      280     6445 SH       SOLE                     6445        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      377     4647 SH       SOLE                     4647        0        0
SCHLUMBERGER LTD               COM              806857108      577     6796 SH       SOLE                     6796        0        0
SYSCO CORP                     COM              871829107      274     8320 SH       SOLE                     8320        0        0
TEMPLE INLAND INC              COM              879868107      246     4000 SH       SOLE                     4000        0        0
TEXAS INSTRS INC               COM              882508104    12812   340469 SH       SOLE                   340469        0        0
TIME WARNER INC                COM              887317105    12840   610266 SH       SOLE                   610266        0        0
TRUSTMARK CORP                 COM              898402102      300    11607 SH       SOLE                    11607        0        0
TYCO INTL LTD NEW              COM              902124106      246     7292 SH       SOLE                     7292        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1048    14782 SH       SOLE                    14782        0        0
US BANCORP DEL                 COM NEW          902973304      431    13084 SH       SOLE                    13084        0        0
V F CORP                       COM              918204108      724     7902 SH       SOLE                     7902        0        0
VULCAN MATLS CO                COM              929160109      282     2465 SH       SOLE                     2465        0        0
WACHOVIA CORP NEW              COM              929903102      230     4491 SH       SOLE                     4491        0        0
WAL MART STORES INC            COM              931142103      229     4750 SH       SOLE                     4750        0        0
WALGREEN CO                    COM              931422109      315     7236 SH       SOLE                     7236        0        0
WATERS CORP                    COM              941848103    12004   202212 SH       SOLE                   202212        0        0
WELLS FARGO & CO NEW           COM              949746101    13399   380986 SH       SOLE                   380986        0        0
WYETH                          COM              983024100      478     8335 SH       SOLE                     8335        0        0
XILINX INC                     COM              983919101     7359   274872 SH       SOLE                   274872        0        0
ZIMMER HLDGS INC               COM              98956P102    12913   152109 SH       SOLE                   152109        0        0